Semi Annual Report
MUTUAL SHARES FUND

JUNE 30, 1997

[GRAPHIC of Letter M]

[FRANKLIN TEMPLETON LOGO]

            FRANKLIN MUTUAL ADVISERS SENIOR PORTFOLIO MANAGEMENT TEAM

                [PHOTO OF SENIOR MANAGEMENT TEAM APPEARS HERES]

Left to right: Lawrence N. Sondike, Robert Friedman, Peter A. Langerman, Raymond Garea, Jeff Altman, Michael Price (seated)

         In its continuing efforts to strengthen the investment team, the fund's advisor recently named as vice presidents the people pictured to the lower right. These individuals have over 36 combined years of experience with Mutual Series. We have also added several people to the research and trading side who have excellent backgrounds and great enthusiasm. Our greatest resource in finding the right people is our reputation as a dynamic and creative investment organization.

                                     [PHOTO OF TEAM APPEARS HERE]

Left to right top: Susan Potto, David Winters, Greg Gigliotti Bottom: Leigh Walzer, Tom Price

SHAREHOLDER LETTER


Your Fund's Objective: The Mutual Shares Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Mutual Shares Fund, which covers the six months ended June 30, 1997.

To borrow a phrase from another age, the first half of 1997 was a bit like "the best of times." This description is apt for obvious reasons: equity markets continued moving to record levels supported by large capital inflows, relatively stable interest rates, and high investor confidence. When things are this favorable, the contrarian asks how long these conditions can last, or even more starkly, "Are the worst of times ahead?" We are not in the business of making market calls (fortunately), although unbridled optimism makes our job tougher. The good news for us is that even in upbeat markets, we have been able to find and buy stocks that fit our defensive style and conservative valuation standards.

CONTENTS

SHAREHOLDER LETTER ................  1

PERFORMANCE SUMMARIES
 Class Z ..........................  6
 Class I ..........................  8
 Class II .........................  9
STATEMENT OF INVESTMENTS .......... 13
FINANCIAL STATEMENTS .............. 23
NOTES TO FINANCIAL STATEMENTS ..... 26

FUND CATEGORY
[PYRAMID GRAPHIC APPEARS HERE]

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/97

[PIE CHART APEARS HERE]

Equities                                      75.0%
Bonds                                          2.3%
Short-Term Obligations & Other Net Assets     22.7%


TOP 10 INDUSTRIES
Based on Total Net Assets
6/30/97

[BAR CHART APPEARS HERE]

Broadcasting & Publishing                      8.7%
Multi-Industry                                 7.5%
Food & Household Products                      7.4%
Insurance                                      5.2%
Banking                                        5.1%
Financial Services                             5.0%
Energy Sources                                 4.2%
Beverages & Tobacco                            4.1%
Transportation                                 4.1%
Health & Personal Care                         4.0%



The Mutual Shares Fund - Class Z provided a cumulative six-month total return of 13.67%, as discussed in the Performance Summary on page 6. The Lipper Growth and Income Fund average was 15.52%(1), while the Standard and Poor's(R) 500 Stock Index (S&P 500(R)) had a 20.61%(2) return over the same period. The largest capitalization stocks in the S&P 500 performed the best. For example, if one were to calculate the performance of this index excluding the 25 largest stocks in the index, the total return for the period dropped to under 17%.

While an index may be up more than 17% in a quarter, as the S&P 500 was from April through June of this year, we believe that our value approach is the best way to achieve consistent, long-term appreciation with relatively low risk and low volatility. When we buy a security, it is because our analysis tells us that it is worth significantly more than we are paying. Passive investment management, or indexing, may lead to greater returns in a specific time period, but unless one has blind faith in stocks generally, this kind of investing can be scary. Conventional wisdom, which is what indexing reflects, can be "the blind leading the blind" or a road to achieving mediocre returns with high volatility. If the markets are less benign than they have been this past quarter, then many investors may have a rude awakening to the perils of indexing. The mix of our investments -- cheap stocks, special situations such as deals and spin-offs, and bankruptcies -- is intended to provide opportunity for the best risk-adjusted returns in a wide variety of market conditions.

1. Source: Lipper Growth and Income Fund average consists of 626 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different. Past performance is not predictive of future results.

2. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Our most recent efforts to find value have included buying shares in several energy companies, including some in the oil service business and others involved in oil exploration and production. Among the companies whose stock we purchased were Reading & Bates Corp., Rowan Companies Inc., and Santa Fe Energy Resources Inc. We also found good value in selected health care names whose prices had declined due to short-term disruptions, such as Foundation Health Systems, A and PacifiCare Health Systems Inc. Strong merger and acquisition activity also provided us with some good investment opportunities. Many foreign stocks remained attractive, but the larger capitalization names were generally less compelling than they had been a year or two ago. However, opportunities in the smaller capitalization companies still appear to be plentiful.

We appreciate your participation in the Mutual Shares Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Portfolio Management Team



TOP 10 HOLDINGS
Period ended 6/30/97

COMPANY,                                                             % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------

Chase Manhattan Corp., new,
Banking                                                              4.8%

Sunbeam Corp.,
Food & Household Products                                            4.8%

Investor AB, A & B,
Multi-Industry                                                       4.1%

US West Media Group,
Broadcasting & Publishing                                            2.8%

Morgan Stanley Dean Witter
Discover & Co.,
Financial Services                                                   1.9%

General Motors Corp.,
Automobiles                                                          1.6%

RJR Nabisco Holdings Corp.,
Beverages & Tobacco                                                  1.6%

Foundation Health
Systems, A,
Health & Personal Care                                               1.3%

Telephone & Data
Systems Inc.,
Telecommunications                                                   1.0%

Tenet Healthcare Corp.,
Business & Public Services                                           1.0%



For a complete listing of portfolio holdings, see page 13 of this report.

This discussion reflects the strategies the fund employed during the six months under review, and includes opinions as of the close of the period. Since economic and market conditions are constantly changing, strategies and evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be usefulin analyzing securities the fund purchases and sells.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund generally expects to hedge against currency risk. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

INVESTMENT APPROACH

We seek to invest in securities selling at a substantial discount to their intrinsic value, taking into consideration, among other factors, price/book, price/earnings, and cash flow. Rather than attempt to project growth rates and earnings, we try to determine what a company is worth today - and we want to buy it at significantly less than that. Applying this value approach, we invest primarily in three areas: (1) cheap stocks based on asset values, (2) mergers, recapitalizations, spin-offs and other extraordinary corporate changes, and (3) bankruptcy and other financially distressed situations. These investments, particularly in the latter two categories, do not typically move with the same volatility as the market indices and therefore have tended to reduce excessive volatility in our overall performance. Generally, we have tended to underperform the S&P 500(R) slightly in bull markets, while outperforming the benchmark in sideways and bear markets. Of course, past performance cannot guarantee future results.

PERFORMANCE SUMMARY


CLASS Z

The Mutual Shares Fund - Class Z provided a cumulative total return of 13.67% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The fund's Class Z share price increased $2.54 per share, from $18.58 on December 31, 1996, to $21.12 on June 30, 1997.* During the reporting period, Class Z shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 5-for-1 share split effective at the close of business on Friday, January 31, 1997. Past performance is not predictive of future results.

CLASS Z
Periods ended 6/30/97

                                         1-YEAR         5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                26.93%        148.50%        296.77%
Average Annual Total Return(2)            26.93%         19.97%         14.78%
Value of $10,000 Investment(3)          $12,693     $   24,848     $   39,677

                               6/30/93   6/30/94   6/30/95   6/30/96   6/30/97
--------------------------------------------------------------------------------
One-Year Total Return(4)        21.06%    9.93%     21.64%    20.93%   26.93%


1. Cumulative total returns represent the change in value of an investment over the indicated periods.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total returns represent the change in value of an investment over the periods ended on the specified dates.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.






Past performance is not predictive of future results.
                                                                              7

CLASS I

The Mutual Shares Fund - Class I provided a cumulative total return of 13.52% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $2.51 per share, from $18.56 on December 31, 1996, to $21.07 on June 30, 1997.* During the reporting period, Class I shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 5-for-1 share split effective at the close of business on Friday, January 31, 1997.



CLASS I
Periods ended 6/30/97

                                                                 SINCE
                                                               INCEPTION
                                            SIX MONTHS         (11/1/96)
--------------------------------------------------------------------------
  Cumulative Total Return(1)                     13.52%            21.36%
  Aggregate Total Return(2)                       8.44%            15.90%
  Value of $10,000 Investment(3)                $10,844          $11,590



1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include the sales charge.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the maximum 4.5% initial sales charge. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.


Past performance is not predictive of future results.

CLASS II

The Mutual Shares Fund - Class II provided a cumulative total return of 13.15% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $2.44 per share, from $18.56 on December 31, 1996, to $21.00 on June 30, 1997.* During the reporting period, Class II shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 5-for-1 share split effective at the close of business on Friday, January 31, 1997.

CLASS II
Periods ended 6/30/97

                                                              SINCE
                                                             INCEPTION
                                              SIX MONTHS     (11/1/96)
------------------------------------------------------------------------
Cumulative Total Return(1)                       13.15%        20.90%
Aggregate Total Return(2)                        11.01%        18.71%
Value of $10,000 Investment(3)                 $11,101       $11,871


1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include sales charges.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

MUTUAL SHARES FUND
Financial Highlights
PER SHARES OPERATING PERFORMANCE - CLASS Z++
(For a share outstanding throughout the period)

                                          SIX MONTHS
                                             ENDED                              YEAR ENDED DECEMBER 31
                                         JUNE 30, 1997          -------------------------------------------------------
                                          (UNAUDITED)        1996          1995          1994          1993          1992
                                         -------------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
period................................        $18.58         $17.30        $15.74        $16.19        $14.67        $12.90
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Income from investment operations:
    Net investment income.............           .20            .55           .40           .27           .28           .31
    Net realized and unrealized
      gain............................          2.34           2.96          4.10           .46          2.78          2.41
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Total from investment operations......          2.54           3.51          4.50          0.73          3.06          2.72
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Distributions:
    Dividends from net investment
      income..........................         --              (.50)         (.39)         (.27)         (.28)         (.32)
    Distributions from net realized
      gains...........................         --             (1.73)        (2.55)        (0.91)        (1.26)         (.63)
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Total distributions...................         --             (2.23)        (2.94)        (1.18)        (1.54)         (.95)
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Change in net asset value.............          2.54           1.28          1.56         (0.45)         1.52          1.77
                                         ----------       ------- ---   ------- ---   ------- ---   ------- ---   ------- ---
Net asset value, end of period........        $21.12         $18.58        $17.30        $15.74        $16.19        $14.67
                                         ==========       ==========    ==========    ==========    ==========    ==========
TOTAL RETURN*.........................         13.67%         20.76%        29.11%         4.53%        21.00%        21.33%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000).......   $7,325,535       $6,543,063    $5,229,574    $3,745,726    $3,527,076    $2,912,972
Ratio of expenses to average net
  assets..............................          .75%**          .72%          .69%          .72%          .74%          .78%
Ratio of expenses, net of fee waiver,
  to average net assets...............          .71%**          .70%          .69%          .72%          .74%          .78%
Ratio of net investment income to
  average
  net assets..........................         2.17%**         3.02%         2.47%         1.80%         1.90%         2.18%
Portfolio turnover rate...............         27.07%         58.35%        79.32%        66.55%        48.78%        41.06%
Average commission rate paid (per
  share)..............................          $.0412         $.0410

 *Not annualized for periods of less than one year.
**Annualized.
++Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.

MUTUAL SHARES FUND
Financial Highlights (continued)
PER SHARES OPERATING PERFORMANCE - CLASS I++
(For a share outstanding throughout the period)

                                                                                  SIX MONTHS        FOR THE PERIOD
                                                                                     ENDED         NOVEMBER 1, 1996
                                                                                 JUNE 30, 1997         THROUGH
                                                                                  (UNAUDITED)     DECEMBER 31, 1996+
                                                                                 -------------     ---------------
Net asset value, beginning of period..........................................       $18.56             $18.90
                                                                                 --------           -------
Income from investment operations:
    Net investment income.....................................................          .35                .21
    Net realized and unrealized gain..........................................         2.16               1.08
                                                                                 --------           -------
Total from investment operations..............................................         2.51               1.29
                                                                                 --------           -------
Distributions:
    Dividends from net investment income......................................        --                  (.47)
    Distributions from net realized gains.....................................        --                 (1.16)
                                                                                 --------           -------
Total distributions...........................................................        --                 (1.63)
                                                                                 --------           -------
Change in net asset value.....................................................         2.51               (.34)
                                                                                 --------           -------
Net asset value, end of period................................................       $21.07             $18.56
                                                                                 ========           =======
TOTAL RETURN*.................................................................        13.52%              6.91%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)...............................................   $477,620           $35,634
Ratio of expenses to average net assets.......................................         1.10%**            1.18%**
Ratio of expenses, net of fee waiver, to average net assets...................         1.06%**            1.09%**
Ratio of net investment income to average net assets..........................         2.04%**            2.44%**
Portfolio turnover rate.......................................................        27.07%             58.35%
Average commission rate paid (per share)......................................         $.0412             $.0410

 *Total return does not reflect sales commissions. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.

MUTUAL SHARES FUND
Financial Highlights (continued)
PER SHARES OPERATING PERFORMANCE - CLASS II++
(For a share outstanding throughout the period)

                                                                                  SIX MONTHS        FOR THE PERIOD
                                                                                     ENDED         NOVEMBER 1, 1996
                                                                                 JUNE 30, 1997         THROUGH
                                                                                  (UNAUDITED)     DECEMBER 31, 1996+
                                                                                 -------------    ------------------
Net asset value, beginning of period..........................................       $18.56             $18.90
                                                                                 -------------    ------------------
Income from investment operations:
    Net investment income.....................................................          .31                .20
    Net realized and unrealized gain..........................................         2.13               1.08
                                                                                 -------------    ------------------
Total from investment operations..............................................         2.44               1.28
                                                                                 -------------    ------------------
Distributions:
    Dividends from net investment income......................................        --                  (.46)
    Distributions from net realized gains.....................................        --                 (1.16)
                                                                                 -------------    ------------------
Total distributions...........................................................        --                 (1.62)
                                                                                 -------------    ------------------
Change in net asset value.....................................................         2.44               (.34)
                                                                                 -------------    ------------------
Net asset value, end of period................................................       $21.00             $18.56
                                                                                 ==============   =====================
TOTAL RETURN*.................................................................        13.15%              6.82%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)...............................................   $250,669           $16,873
Ratio of expenses to average net assets.......................................         1.75%**            1.80%**
Ratio of expenses, net of fee waiver, to average net assets...................         1.72%**            1.71%**
Ratio of net investment income to average net assets..........................         1.35%**            1.69%**
Portfolio turnover rate.......................................................        27.07%             58.35%
Average commission rate paid (per share)......................................         $.0412             $.0410

 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS  74.6%
AEROSPACE & MILITARY TECHNICAL SYSTEMS  2.1%
                        General Motors Corp., H.......................    U.S.              274,900    $   15,875,475
                       *Hexcel Corporation............................    U.S.            1,740,895        30,030,439
                      *+Kreisler Manufacturing Corp. .................    U.S.               54,470           320,011
                       *Litton Industries Inc. .......................    U.S.              517,500        25,001,719
                        Lockheed Martin Corp. ........................    U.S.              140,618        14,562,752
                       *Loral Space & Communications..................    U.S.              953,300        14,299,500
                        McDonnell Douglas Corp. ......................    U.S.              915,400        62,704,900
                        Primex Technologies Inc. .....................    U.S.               97,390         2,081,711
                                                                                                       --------------
                                                                                                          164,876,507
                                                                                                       --------------
APPLIANCES & HOUSEHOLD DURABLES  0.3%
                        Black & Decker Corp. .........................    U.S.              708,375        26,342,695
                                                                                                       --------------
AUTOMOBILES  2.0%
                        General Motors Corp. .........................    U.S.            2,279,000       126,911,813
                        Volvo AB, B...................................    Swe.            1,418,300        37,953,345
                                                                                                       --------------
                                                                                                          164,865,158
                                                                                                       --------------
BANKING  5.0%
                        Banc One Corp. ...............................    U.S.              380,370        18,424,189
                        Chase Manhattan Corp., new....................    U.S.            3,992,988       387,569,398
                                                                                                       --------------
                                                                                                          405,993,587
                                                                                                       --------------
BEVERAGES & TOBACCO  4.1%
                        BAT Industries PLC............................    U.K.            4,230,000        37,862,829
                        Brown-Forman Corp., B.........................    U.S.              354,700        17,313,794
                       *Gallaher Group PLC............................    U.K.            1,350,000         6,317,341
                       *Gallaher Group PLC, ADR.......................    U.K.              599,200        11,047,750
                       +Genesee Corp., A..............................    U.S.               15,911           632,462
                       +Genesee Corp., B..............................    U.S.              103,550         4,116,113
                        Grand Metropolitan PLC........................    U.K.              500,965         4,851,224
                        Heineken Holding NV, A........................   Neth.              110,493        17,168,661
                        Philip Morris Cos. Inc. ......................    U.S.            1,872,800        83,105,500
                        RJR Nabisco Holdings Corp. ...................    U.S.            3,829,599       126,376,767
                        Seagrams Company Ltd. ........................    Can.              432,300        17,400,075
                                                                                                       --------------
                                                                                                          326,192,516
                                                                                                       --------------
BROADCASTING & PUBLISHING  8.7%
                        Belo (AH) Corp. ..............................    U.S.              340,000        14,152,500
                        BHC Communications Inc., A....................    U.S.              302,817        36,186,632
                       *Chris Craft Industries Inc. ..................    U.S.              210,550        10,159,014
                        Daily Mail & General Trust PLC................    U.K.               65,000         1,915,935
                        Daily Mail & General Trust PLC, A.............    U.K.            1,284,500        35,294,926
                        Dow Jones & Co. Inc. .........................    U.S.            1,610,500        64,721,969
                        Dun & Bradstreet Corp. .......................    U.S.            1,600,400        42,010,500
                       +Houghton Mifflin Co. .........................    U.S.              751,000        50,129,250
                       *Outdoor Systems Inc. .........................    U.S.              295,000        11,283,750
                        Scripps (EW) Co., A...........................    U.S.            1,459,500        60,751,688
                       +Southam Inc. .................................    Can.            3,834,000        65,521,851

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
BROADCASTING & PUBLISHING (CONTINUED)
                        United News & Media PLC.......................    U.K.            4,633,517    $   53,743,519
                       *US West Media Group...........................    U.S.           11,226,973       227,346,203
                       *Viacom Inc., B................................    U.S.              810,300        24,309,000
                                                                                                       --------------
                                                                                                          697,526,737
                                                                                                       --------------
BUILDING MATERIALS & COMPONENTS  0.7%
                       *American Standard Cos. Inc. ..................    U.S.              844,000        37,769,000
                        Johns-Manville Corp. .........................    U.S.            1,339,535        15,823,257
                        Lone Star Industries Inc. ....................    U.S.               63,095         2,858,992
                        Noland Co. ...................................    U.S.              134,475         3,160,163
                                                                                                       --------------
                                                                                                           59,611,412
                                                                                                       --------------
BUSINESS & PUBLIC SERVICES  1.6%
                        Suez Lyonnaise des Eaux SA....................     Fr.              385,446        38,828,584
                       *Talbert Medical Management Holdings Corp. ....    U.S.              101,139         4,500,686
                       *Tenet Healthcare Corp. .......................    U.S.            2,844,200        84,081,663
                                                                                                       --------------
                                                                                                          127,410,933
                                                                                                       --------------
CHEMICALS  1.3%
                        BASF AG.......................................    Ger.              274,500        10,129,064
                        DSM NV........................................   Neth.                2,237           222,572
                        Olin Corp. ...................................    U.S.            1,899,100        74,183,594
                        Rohm & Haas Co. ..............................    U.S.              230,500        20,759,406
                                                                                                       --------------
                                                                                                          105,294,636
                                                                                                       --------------
CONSTRUCTION & HOUSING  0.2%
                        Martin Marietta Materials Inc. ...............    U.S.              470,015        15,216,736
                                                                                                       --------------
DATA PROCESSING & REPRODUCTION  0.1%
                       *NCR Corp. ....................................    U.S.              327,100         9,731,225
                                                                                                       --------------
ELECTRICAL & ELECTRONICS  0.5%
                        Philips Electronics NV........................   Neth.              563,300        40,487,188
                                                                                                       --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 0.5%
                       *Imation Corp. ................................    U.S.            1,028,600        27,129,325
                        Raychem Corp. ................................    U.S.              121,200         9,014,250
                                                                                                       --------------
                                                                                                           36,143,575
                                                                                                       --------------
ENERGY EQUIPMENT & SERVICES  1.0%
                       *CS Resources Ltd. ............................    Can.            1,014,800        11,720,960
                       *Rowan Companies Inc. .........................    U.S.              344,800         9,719,050
                        Transocean Offshore Inc. .....................    U.S.              843,200        61,237,400
                                                                                                       --------------
                                                                                                           82,677,410
                                                                                                       --------------
ENERGY SOURCES  4.2%
                        Amerada Hess Corp. ...........................    U.S.              337,800        18,769,013
                        Ashland Inc. .................................    U.S.              512,600        23,771,825
                        Imperial Oil Ltd. ............................    Can.              810,400        41,634,300
                        Pennzoil Co. .................................    U.S.              600,500        46,088,375
                       *Reading & Bates Corp. ........................    U.S.              818,600        21,897,550

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
ENERGY SOURCES (CONTINUED)
                        Royal Dutch Petroleum Co. ....................   Neth.              884,000    $   48,067,500
                        Saga Petroleum AS, A..........................    Nor.              948,500        17,988,525
                       *Santa Fe Energy Resources Inc. ...............    U.S.              470,400         6,909,000
                        Shell Transport & Trading Co. PLC.............    U.K.            3,300,000        22,504,122
                        Societe Elf Aquitane SA.......................     Fr.              496,478        53,561,872
                        Societe Elf Aquitaine SA, Sponsored ADR.......     Fr.              222,200        12,096,013
                       *Western Atlas Inc. ...........................    U.S.              317,200        23,234,900
                                                                                                       --------------
                                                                                                          336,522,995
                                                                                                       --------------
FINANCIAL SERVICES  4.4%
                        Advanta Corp., A..............................    U.S.              252,100         9,264,675
                        Advanta Corp., B..............................    U.S.              806,000        28,764,125
                        Astoria Financial Corp. ......................    U.S.               60,500         2,873,750
                        Bear Stears Co. Inc. .........................    U.S.              413,708        14,143,627
                        Beneficial Corp. .............................    U.S.              148,800        10,574,100
                       *Cityscape Financial Corp. ....................    U.S.              100,000         1,993,750
                    *(R)Cityscape Financial Corp......................    U.S.            1,311,000        24,831,159
                        Finova Group Inc. ............................    U.S.              925,800        70,823,700
                        Lehman Brothers Holdings Inc. ................    U.S.              833,300        33,748,650
                        Morgan Stanley Dean Witter Discover & Co. ....    U.S.            3,610,900       155,494,381
                        United Asset Management Corp. ................    U.S.              122,300         3,462,619
                                                                                                       --------------
                                                                                                          355,974,536
                                                                                                       --------------
FOOD & HOUSEHOLD PRODUCTS  7.1%
                        Cadbury Schweppes PLC.........................    U.K.            2,037,169        18,166,897
                        Dial Corp. ...................................    U.S.            1,874,200        29,284,375
                        Nabisco Holdings Corp., A.....................    U.S.              214,000         8,533,250
                       +Seaboard Corp. ...............................    U.S.               76,450        20,182,800
                    +(R)Sunbeam Corp. ................................    U.S.           11,260,174       382,564,412
                        Tupperware Corp. .............................    U.S.              535,500        19,545,750
                       *U S Industries Inc. ..........................    U.S.              667,600        23,783,250
                       +Van Melle NV..................................   Neth.              925,076        72,577,158
                                                                                                       --------------
                                                                                                          574,637,892
                                                                                                       --------------
FOREST PRODUCTS & PAPER  0.8%
                        Bowater Inc. .................................    U.S.              469,200        21,700,508
                        Fletcher Challenge Canada Ltd., A.............    Can.               65,500         1,102,773
                        Greif Brothers Corp., A.......................    U.S.              205,400         5,545,800
                        St. Joe Paper Corp. ..........................    U.S.              348,075        29,151,281
                        Temple Inland Inc. ...........................    U.S.              160,547         8,669,563
                                                                                                       --------------
                                                                                                           66,169,925
                                                                                                       --------------
HEALTH & PERSONAL CARE  4.0%
                        Allergan Inc. ................................    U.S.              130,500         4,151,531
                       *Apria Healthcare Group Inc. ..................    U.S.              905,200        16,067,300
                       *Beverly Enterprises...........................    U.S.            3,282,000        53,332,500
                       *Foundation Health Systems, A..................    U.S.            3,517,090       106,611,791
                        Horizon/CMS Healthcare Corp. .................    U.S.            1,780,900        35,729,306
                    *(R)Kendall International Inc., Residual
                         Ownership Certificates ......................    U.S.                  379             4,548

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
HEALTH & PERSONAL CARE (CONTINUED)
                       *Kindercare Learning Centers Inc. .............    U.S.               95,891    $    1,821,929
                       *Mid-Atlantic Medical Services.................    U.S.            1,953,000        30,393,563
                       *Pacificare Health Systems Inc., A.............    U.S.              522,724        31,657,472
                       *Pacificare Health Systems Inc., B.............    U.S.              377,220        24,094,928
                       *Perrigo Co. ..................................    U.S.              955,700        11,946,250
                        Rhone-Poulenc Rorer Inc. .....................    U.S.              108,100         9,823,588
                                                                                                       --------------
                                                                                                          325,634,706
                                                                                                       --------------
INDUSTRIAL COMPONENTS  0.5%
                        Crown Cork & Seal Co. Inc. ...................    U.S.              291,846        15,595,521
                   *+(R)Lancer Industries Inc., B.....................    U.S.                    3            43,591
                        Lucas Varity PLC..............................    U.K.            5,482,790        18,991,496
                       *Owens-Illinois Inc. ..........................    U.S.              243,400         7,545,400
                       *Paxall Inc. ..................................    U.S.                   21            46,305
                                                                                                       --------------
                                                                                                           42,222,313
                                                                                                       --------------
INSURANCE  5.2%
                       *Alleghany Corp. ..............................    U.S.              199,922        43,483,044
                        Allmerica Property & Casualty Companies
                         Inc. ........................................    U.S.            1,023,000        33,503,250
                        American General Corp. .......................    U.S.              449,848        21,480,275
                        AON Corp. ....................................    U.S.            1,044,600        54,058,050
                        Argonaut Group Inc. ..........................    U.S.              320,300         9,448,850
                        Cincinnati Financial Corp. ...................    U.S.               28,200         2,227,800
                        Enhance Financial Services Group Inc. ........    U.S.              346,600        15,207,075
                        Financial Security Assurance Holding Ltd. ....    U.S.              474,500        18,475,844
                       +Fund American Enterprises Holdings Inc. ......    U.S.              674,084        70,778,823
                        Hartford Financial Services Group Inc. .......    U.S.              202,200        16,732,050
                        Kansas City Life Insurance Co. ...............    U.S.               78,300         6,185,700
                        Old Republic International Corp. .............    U.S.            1,275,480        38,662,988
                        Provident Companies Inc. .....................    U.S.              636,131        34,033,009
                        Safeco Corp. .................................    U.S.              267,000        12,465,563
                        Selective Insurance Group Inc. ...............    U.S.              386,854        18,738,241
                        Torchmark Corp. ..............................    U.S.               90,500         6,448,125
                        Twentieth Century Industries California.......    U.S.              261,100         5,483,100
                        Unitrin Inc...................................    U.S.              168,300        10,266,300
                                                                                                       --------------
                                                                                                          417,678,087
                                                                                                       --------------
LEISURE & TOURISM  1.3%
                       *Circus Circus Enterprises Inc.................    U.S.              424,400        10,450,850
                        Comcast Corp., A..............................    U.S.              105,500         2,208,906
                        Comcast Corp., Special A......................    U.S.            2,318,619        49,560,481
                        Hilton Hotels Corp............................    U.S.              526,400        13,982,500
                       *ITT Corp......................................    U.S.              386,600        23,606,763
                        Readers Digest Association Inc., A............    U.S.               98,900         2,837,194
                                                                                                       --------------
                                                                                                          102,646,694
                                                                                                       --------------

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
MACHINERY & ENGINEERING  0.8%
                        Federal Mogul Corp............................    U.S.               48,700    $    1,704,500
                        ITT Industries Inc............................    U.S.            1,678,200        43,213,650
                        New Holland NV................................    U.S.              650,900        17,818,388
                                                                                                       --------------
                                                                                                           62,736,538
                                                                                                       --------------
MERCHANDISING  0.6%
                        American Stores Co............................    U.S.              316,300        15,617,313
                        Delchamps Inc.................................    U.S.              123,600         3,955,200
                        Dillards Inc., A..............................    U.S.              764,900        26,484,663
                       *Service Merchandise Co. Inc...................    U.S.              913,600         2,740,800
                                                                                                       --------------
                                                                                                           48,797,976
                                                                                                       --------------
METALS & MINING  0.9%
                        Commercial Metals Co..........................    U.S.              374,812        12,087,687
                        LTV Corp......................................    U.S.              421,700         6,009,225
                       *Metallurg Inc.................................    U.S.              589,439         6,631,189
                        Reynolds Metals Co............................    U.S.              696,500        49,625,625
                                                                                                       --------------
                                                                                                           74,353,726
                                                                                                       --------------
MULTI-INDUSTRY  7.2%
                        Alexander & Baldwin Inc.......................    U.S.              273,000         7,132,125
                       *Berkshire-Hathaway Inc., A....................    U.S.                1,025        48,380,000
                        Canadian Pacific Ltd., new....................    Can.              299,000         8,502,813
                        Harcourt General Inc..........................    U.S.              633,100        30,151,388
                        Incentive AB, A...............................    Swe.              112,894        10,215,991
                        Investor AB, A................................    Swe.            1,770,400        91,546,765
                        Investor AB, B................................    Swe.            4,543,500       239,347,979
                        Lagardere S.C.A...............................     Fr.              977,000        28,378,835
                        McMillan Bloedel Ltd..........................    Can.              531,200         7,289,359
                        Morton International Inc......................    U.S.            1,411,700        42,615,694
                       *Ranger Industries Inc.........................    U.S.               76,839            52,827
                        Viad Corp.....................................    U.S.            3,430,400        66,035,200
                                                                                                       --------------
                                                                                                          579,648,976
                                                                                                       --------------
REAL ESTATE  1.9%
                      *+Alexander's Inc...............................    U.S.              386,000        27,164,750
                      *Al-Zar Ltd. LP.................................    U.S.                  284            99,400
                      *Cadillac Fairview Corp.........................    Can.            2,650,997        50,391,883
                      *Cadillac Fairview Corp., wts...................    Can.              291,749         2,271,119
                      *Castle & Cooke Inc.............................    U.S.              112,933         1,870,453
                   *+(R)MSCW Investors I, LLC.........................    U.K.           40,500,000        67,444,920
                                                                                                       --------------
                                                                                                          149,242,525
                                                                                                       --------------


MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                            ISSUE                       COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------
RECREATION & OTHER CONSUMER GOODS  0.6%
                       *Bulova Corp...................................    U.S.               37,900    $      454,800
                        Mattel Inc....................................    U.S.              670,900        22,726,738
                        Todd A O Corp., A.............................    U.S.              332,723         3,238,850
                        Xerox Corp....................................    U.S.              292,200        23,047,283
                                                                                                       --------------
                                                                                                           49,467,671
                                                                                                       --------------
TELECOMMUNICATIONS  3.3%
                        AT&T Corp.....................................    U.S.            1,560,600        54,718,538
                       *CS Wireless Inc. .............................    U.S.                1,512                15
                       *Ionica PLC....................................    U.K.               11,850         6,280,500
                       *Ionica PLC, wts. .............................    U.K.                3,265           718,300
                        MCI Communications Corp. .....................    U.S.            1,124,100        43,031,953
                        Sprint........................................    U.S.              574,000        30,206,750
                        Tele-Communications Inc., Liberty Media Group,
                       *A.............................................    U.S.              621,500        14,760,625
                        Telephone & Data Systems Inc. ................    U.S.            2,224,600        84,395,763
                       *360 Degrees Communications Co. ...............    U.S.            1,766,166        30,245,593
                                                                                                       --------------
                                                                                                          264,358,037
                                                                                                       --------------
TEXTILES & APPAREL  0.1%
                       +Fab Industries Inc. ..........................    U.S.              331,100        10,346,875
                                                                                                       --------------
TRANSPORTATION  3.6%
                        Burlington Northern Santa Fe Corp. ...........    U.S.              509,700        45,809,288
                        Canadian National Railway Co. ................    Can.              745,400        32,611,250
                       *Central Transport Rental Group................    U.K.            1,356,000           158,071
                       +Florida East Coast Industries Inc. ...........    U.S.              498,200        55,300,200
                        Helikopter Services Group ASA.................    Nor.              947,800        12,155,924
                       *Railtrack Group PLC...........................    U.K.            6,798,000        70,811,321
                        Ryder Systems Inc. ...........................    U.S.            1,292,900        42,665,700
                        Xtra Corp. ...................................    U.S.              658,400        28,928,450
                                                                                                       --------------
                                                                                                          288,440,204
                                                                                                       --------------
                          TOTAL COMMON STOCKS (COST $4,186,944,180)...                                  6,011,249,991
                                                                                                       --------------
                        PREFERRED STOCKS  0.3%
                        Criimi Mae Inc., 10.875%, conv., pfd., B......    U.S.               51,100         1,845,988
                        Crown Cork & Seal Co. Inc., 4.50%, conv.,
                         pfd. ........................................    U.S.              120,119         6,066,010
                        Excel Realty Trust Inc., conv., pfd., A.......    U.S.              392,000        10,682,000
                        Gentra Inc., pfd., G..........................    Can.              157,500         2,537,655
                        Interlake Corp., Series A3, 9.00%, conv.,
                     (R) pfd. ........................................    U.S.                2,450         2,781,537
                    +(R)Lancer Industries Inc., pfd., C...............    U.S.              174,359         2,223,077
                       *North Atlantic Trading Company Inc. ..........    U.S.                   25           625,000
                       *Wundies Industries Inc., 11.25%, pfd. ........    U.S.               30,892            90,745
                                                                                                       --------------
                          TOTAL PREFERRED STOCKS (COST $19,683,456)...                                     26,852,012
                                                                                                         --------------

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                      PRINCIPAL IN
                                            ISSUE                       COUNTRY     LOCAL CURRENCY**       VALUE
---------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS AND NOTES  1.0%
                        American Communication Services Inc., zero
                         coupon, 11/1/05..............................    U.S.            4,050,000    $    2,389,500
                       *American Telecasting Inc., 14.50%, 6/15/04....    U.S.            6,500,000         2,047,500
                        Asia Pulp & Paper Co. Ltd., 12.00%, 12/29/49,
                         144A.........................................   Indo.(A)         4,050,000         4,162,631
                        Azteca Holdings, 11.00%, 6/15/02, 144A........    Mex.(A)           600,000           606,750
                        Boston Chicken Inc., conv., 6/1/15............    U.S.            5,400,000         1,181,250
                        Cadillac Fairview Corp., 12.00%, 7/31/05......    Can.              302,084           224,220
                        CAI Wireless Systems Inc., 12.25%, 9/15/02....    U.S.            3,860,000         1,235,200
                        Cityscape Financial Corp., 12.75%, 6/1/04,
                         144A.........................................    U.S.            3,000,000         2,970,000
                        CML Group Inc., 5.50%, 1/15/03................    U.S.            2,000,000         1,420,000
                        Coach USA Inc., 9.375%, 7/1/07, 144A..........    U.S.            1,000,000           995,000
                        Consorcio G Grupo Dina SA de CV:
                         8.00%, conv., 8/8/04.........................    Mex.(A)         3,470,000         2,802,025
                         zero coupon, 11/15/02........................    Mex.(A)         5,065,000         4,431,875
                        CS Wireless Inc., zero coupon, B, 3/1/06......    U.S.            8,700,000         2,044,500
                     (R)Fairchild Semiconductor Corp., 11.74%,
                         3/14/08......................................    U.S.            3,300,000         3,300,000
                        Falcon Building Products Inc., 10.50%,
                         6/15/07, 144A................................    U.S.            3,500,000         2,082,500
                        Flagstar Companies Inc., 10.75%, 9/15/01......    U.S.            1,820,000         1,856,400
                        FRD Acquisition Co., 12.50%, 7/15/04..........    U.S.            1,875,000         2,001,563
                        Gaylord Container Corp., 9.75%, 6/15/07.......    U.S.              850,000           852,125
                        Gentra Inc.:
                         7.50%, 12/31/01..............................    Can.            2,820,000         2,675,115
                         7.50%, 12/31/01, new.........................    Can.              429,024           344,847
                        Globalstar LP, 11.25%, 6/15/04, 144A..........    U.S.            1,500,000         1,413,750
                        Greyhound Lines Inc., 11.50%, 4/15/07, 144A...    U.S.            1,025,000         1,096,750
                        Inflo Systems Inc., 10.00%, 1/1/07............    U.S.            3,500,000         2,975,000
                        Metallurg Inc., 12.00%, 4/14/07...............    U.S.            4,977,000         5,126,310
                        North Atlantic Trading Company Inc., 11.00%,
                         6/15/04......................................    U.S.              900,000           913,500
                        Olivetti International NV, 3.75%, conv.,
                         12/31/99.....................................    Itl.       13,300,000,000         7,748,029
                        Oxford Automotive Inc., 10.125%, 6/15/07,
                         144A.........................................    U.S.            1,200,000         1,200,000
                       *Peoples Choice TV Corp., unit, 13.25%, cvt.,
                         6/01/04......................................    U.S.                3,050         1,143,750
                        Phonetel Technologies Inc., 12.00%,
                         12/15/06.....................................    U.S.              675,000           685,125
                        Sassco, 12.75%, 02/15/05, w/i.................    U.S.            1,600,000         1,680,000
                        Specialty Foods Corp., 11.25%, 8/15/03, B.....    U.S.            3,890,000         3,345,400
                        Stone Container Corp., 11.50%, 8/15/06,
                         144A.........................................    U.S.            1,690,000         1,732,250
                        Stratosphere Corp., 14.25%, 5/15/02...........    U.S.            1,625,000         1,178,125
                        Supermercados Norte SA, 10.875%, 2/9/04,
                         144A.........................................    Arg.(A)         2,000,000         2,050,000
                        TFM SA de CV:
                         10.25%, 6/15/07, 144A........................    Mex.(A)           400,000           405,000
                         zero coupon, 6/15/09, 144A...................    Mex.(A)         2,250,000         1,305,000
                        Uniforet Inc., 11.125%, 10/15/06..............    Can.(A)         1,570,000         1,413,000
                       *US Cellular Corp., conv., zero coupon,
                         6/15/15......................................    U.S.            5,000,000         1,737,500
                        Vicap SA, 11.375%, 5/15/07, 144A..............    U.S.            1,000,000         1,048,750
                        Wavetek Corporation, 10.125%, 6/15/07, 144A...    U.S.            1,500,000         1,530,000
                                                                                                       --------------
                          TOTAL CORPORATE BONDS AND NOTES
                           (COST $74,865,812).........................                                     79,350,240
                                                                                                       --------------

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                      PRINCIPAL IN
                                            ISSUE                       COUNTRY     LOCAL CURRENCY**       VALUE
                        BONDS AND NOTES IN REORGANIZATION  1.3%
                       *Adams County Co. Industrial Dev. Auth., 9.00%
                           11/01/96...................................    U.S.           16,729,000    $        8,365
                       *Ames Department Stores Inc., bank claim.......    U.S.            6,067,000            45,503
                       *Ames Department Stores Inc., trade claim......    U.S.            4,511,487            33,836
                       *Dow Corning Corp.:
                           8.15%, 10/15/29............................    U.S.            5,280,000         6,098,400
                           9.375%, 2/1/08.............................    U.S.            1,300,000         1,540,500
                           9.50%, 8/10/95.............................    U.S.            1,250,000         1,481,250
                           bank debt..................................    Jpn.          600,000,000         5,339,848
                           bank debt #1...............................    U.S.            7,500,000         9,037,500
                           bank debt #2...............................    U.S.            1,391,595         1,676,872
                           bank debt #3...............................    U.S.            2,738,952         3,300,437
                           swap.......................................    U.S.            1,000,000         1,030,000
                       *El Paso TX Housing Finance Corp., 8.88%,
                           10/15/96...................................    U.S.            9,355,000             4,678
                       *Eurotunnel Finance Ltd., bank claim:
                           tranche A..................................    U.K.           11,012,599         8,665,345
                           tranche A1.................................    U.K.            4,000,000         3,147,430
                           tranche B..................................    U.K.              167,000            87,059
                           tranche B..................................    U.K.(B)           875,000           688,500
                           tranche D..................................    Bel.          490,000,000         6,296,888
                           tranche D1.................................    Bel.          128,000,000         1,644,901
                           tranche E..................................     Fr.          106,000,000         8,302,917
                           tranche E..................................    U.K.              860,500           448,586
                           tranche E1..................................     Fr.           35,735,020         2,812,369
                           tranche J..................................    U.K.(B)         2,924,547         2,301,201
                       *Harrah's Jazz Finance Corp., 14.25%,
                         11/15/01.....................................    U.S.            4,700,000         1,809,500
                       *Heartland Wireless Comm. Inc.:
                        13.00%, 4/15/03...............................    U.S.            1,570,000           565,200
                        13.00%, 4/15/03, Series D.....................    U.S.              910,000           327,600
                       *Louisiana Agriculture Finance Authority:
                        8.80%, 10/01/96...............................    U.S.              775,000               388
                        8.25%, 10/01/96...............................    U.S.            3,450,000             1,725
                       *Louisiana Housing Finance AG, 8.61%, 8/1/96...    U.S.           11,530,000             5,765
                       *Memphis TN Health Facilities, 8.68%,
                           9/15/96....................................    U.S.            7,110,000             3,555
                        Mercury Finance Co., 5.79%, 2/2/97............    U.S.              850,000           782,000
                        Mercury Finance Co., Commercial Paper:
                           2/03/97....................................    U.S.              640,967           589,690
                           2/04/97....................................    U.S.              148,626           136,736
                           2/06/97....................................    U.S.              611,528           562,606
                           2/07/97....................................    U.S.              445,879           410,209
                           2/11/97....................................    U.S.              222,939           205,104
                           2/13/97....................................    U.S.              356,704           328,168
                           2/18/97....................................    U.S.              148,626           136,736
                           2/19/97....................................    U.S.            1,954,798         1,798,414
                           2/20/97....................................    U.S.              224,426           206,472
                           2/21/97....................................    U.S.              326,978           300,820
                           2/24/97....................................    U.S.              505,330           464,904
                           3/10/97....................................    U.S.            6,000,000         5,520,000

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                      PRINCIPAL IN
                                            ISSUE                       COUNTRY     LOCAL CURRENCY**       VALUE
                        BONDS AND NOTES IN REORGANIZATION (CONTINUED)
                          3/17/97.....................................    U.S.              847,489    $      779,690
                          4/11/97.....................................    U.S.               74,313            68,368
                          4/18/97.....................................    U.S.              208,077           191,431
                          4/22/97.....................................    U.S.              118,902           109,390
                          4/24/97.....................................    U.S.              178,351           164,083
                        Mercury Finance Co., bank claim, MTN:
                          6.290%, 12/16/97............................    U.S.            6,500,000         5,980,000
                          6.160%, 12/15/98............................    U.S.              500,000           460,000
                          7.330%, 6/29/99.............................    U.S.            1,950,000         1,794,000
                          7.420%, 6/29/00.............................    U.S.            6,806,320         6,261,814
                          7.500%, 6/29/01.............................    U.S.            6,291,320         5,788,014
                       *Mobilemedia Communications Corp., 8.47%,
                          1/1/99......................................    U.S.            1,000,000           782,500
                       *Southeast Banking Corp.:
                          10.50%, 4/11/01.............................    U.S.            5,300,000         3,180,000
                          4.75%, 10/15/97.............................    U.S.            3,317,000         2,321,900
                          6.50%, conv., 3/15/99.......................    U.S.              500,000           300,000
                          zero coupon, 12/16/96.......................    U.S.              230,000           138,000
                          zero coupon, 11/10/97.......................    U.S.            1,250,000           750,000
                       *Southeast Texas Housing Finance Corp., 8.60%,
                          9/1/96......................................    U.S.              200,000               100
                       *Tiphook Finance Corp., bank claim.............    U.K.              235,146           379,842
                                                                                                       --------------
                            TOTAL BONDS AND NOTES IN REORGANIZATION
                             (COST $99,550,243).......................                                    107,597,109
                                                                                                       --------------
                                                                                    NUMBER OF SHARES
                        COMPANIES IN LIQUIDATION  0.1%
                      *+Aerospace Creditors Liquidating Trust, CBI....    U.S.              279,703           349,629
                       *Americana Hotels & Realty Corp................    U.S.              325,300           193,163
                       *Apco Oil Corp. ...............................    U.S.                9,200             2,300
                      *+City Investing Co., Liquidating Trust.........    U.S.            4,314,037         4,044,418
                      *+MBO Properties Inc............................    U.S.              574,712         2,586,204
                       *MCorp Financial Trust, claim units............    U.S.               64,189           125,168
                       *MCorp Trust, claim units......................    U.S.               64,172               642
                       *Roeser & Pendelton............................    U.S.                2,800             5,376
                                                                                                       --------------
                            TOTAL COMPANIES IN LIQUIDATION
                             (COST $2,424,622)........................                                      7,306,900
                                                                                                       --------------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                        SHORT-TERM OBLIGATIONS  21.5%
                        Federal Home Loan Bank System, 5.106% to 5.91%
                          with maturities to 6/11/98..................    U.S.           96,000,000        95,830,992
                        Federal Home Loan Bank System, discount notes,
                          5.11% to 5.175% with maturities to 5/29/98..    U.S.          726,890,000       707,691,683
                        Federal Home Loan Mortgage Corp., 5.715% to
                          5.95% with maturities to 6/19/98............    U.S.           47,000,000        47,007,488
                        Federal Home Loan Mortgage Corp., discount
                          notes, 5.19% to 5.21% with maturities to
                          10/31/97....................................    U.S.           17,000,000        16,817,234

MUTUAL SHARES FUND
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                       PRINCIPAL
                                            ISSUE                       COUNTRY          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS  (CONTINUED)
                        Federal Home Loan Mortgage Association,
                         discount notes, 5.12% to 5.86% with
                         maturities to 4/6/97.........................    U.S.          787,290,000    $  773,758,219
                        Federal National Mortgage Association, 6.08%,
                         5/6/98.......................................    U.S.           25,000,000        25,054,650
                        Federal National Mortgage Association,
                         discount notes 5.43% to 5.60% with maturities
                         to 5/28/98...................................    U.S.           61,600,000        58,914,452
                                                                                                       --------------
                            TOTAL SHORT-TERM OBLIGATIONS
                             (COST $1,724,299,360)....................                                  1,725,074,718
                                                                                                       --------------
                            TOTAL INVESTMENTS  98.8%
                             (COST $6,107,767,673)....................                                  7,957,430,970
                            SECURITIES SOLD SHORT  (1.0%).............                                    (76,842,087)
                            OPTIONS WRITTEN  0.0%.....................                                       (177,313)
                            NET EQUITY IN FORWARD CONTRACTS  0.5%.....                                     38,329,025
                            OTHER ASSETS, LESS LIABILITIES  1.7%......                                    135,083,445
                                                                                                       --------------
                            TOTAL NET ASSETS  100.0%..................                                 $8,053,824,040
                                                                                                       ==============
SECURITIES SOLD SHORT
---------------------
         ISSUER                                                         COUNTRY            SHARES          VALUE
         ------                                                         -------            ------      --------------
                                                                          U.S.              590,500    $   31,333,406
*Boeing Co............................................................
                                                                          U.S.            1,501,900        37,453,631
*Healthsouth Corp.....................................................
                                                                          U.S.              231,800         8,055,050
*Pharmacia & Upjohn...................................................
                                                                                                       --------------
                                                                                                       $   76,842,087
    TOTAL (PROCEEDS $71,862,797)......................................
                                                                                                       ==============
OPTIONS WRITTEN
---------------
                                                                                     SHARES SUBJECT
           COMMON STOCK / EXPIRATION DATE / EXERCISE PRICE                              TO CALL            VALUE
           -----------------------------------------------                           --------------    --------------
                                                                                            330,000    $      119,625
*Advanta Corp., July/35/Call..........................................
                                                                                            355,000            57,688
*Advanta Corp., July/40/Call..........................................
                                                                                                       --------------
                                                                                                       $      177,313
    TOTAL (PREMIUMS RECEIVED $146,492)................................
                                                                                                       ==============

 *Non-income producing.
**Securities traded in currency of countries indicated.
(A)Traded in U.S. dollars.
(B)Traded in European currency units.
(R)Restricted Securities.
 +Affiliated Issuers (See Note 8)

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated Issuers (Cost $5,778,944,171)..........................  $7,121,104,426
  Controlled Affiliates (Cost $62,358,380)............................      67,444,920
  Non Controlled Affiliates (Cost $266,465,122).......................     768,881,624   $7,957,430,970
                                                                        --------------
 Cash.................................................................                       13,964,482
 Receivables:
  Investment securities sold..........................................                       83,221,651
  Capital shares sold.................................................                       23,250,039
  Dividends and interest..............................................                       14,174,146
  From affiliates.....................................................                          135,841
 Deposits with brokers for securities sold short......................                       46,827,883
 Unrealized gains on forward exchange contracts (Note 9)..............                       48,154,103
                                                                                         --------------
     Total assets.....................................................                    8,187,159,115
                                                                                         --------------
Liabilities:
 Payables:
  Investment securities purchased.....................................                       38,866,353
  Capital shares redeemed.............................................                        2,291,473
 Securities sold short, at value (Proceeds received $71,862,797)......                       76,842,087
 Outstanding options written, at value (Premium received $146,492)....                          177,313
 Unrealized loss on forward exchange contracts (Note 9)...............                        9,825,078
 Accrued expenses.....................................................                        5,332,771
                                                                                         --------------
     Total liabilities................................................                      133,335,075
                                                                                         --------------
Net assets, at value..................................................                   $8,053,824,040
                                                                                         ==============
Net assets consist of:
 Undistributed net investment income..................................                   $   73,406,139
 Net unrealized appreciation..........................................                    1,882,982,211
 Accumulated net realized gain........................................                      425,830,111
 Net capital paid in on shares of capital stock.......................                    5,671,605,579
                                                                                         --------------
Net assets, at value..................................................                   $8,053,824,040
                                                                                         ==============
CLASS Z
 Net asset value per share ($7,325,535,396 / 346,908,614 shares
  outstanding)........................................................                   $        21.12
                                                                                         ==============
CLASS I
 Net asset value per share ($477,619,526 / 22,666,132 shares
  outstanding)........................................................                   $        21.07
                                                                                         ==============
 Maximum offering price ($21.07 / 95.50%).............................                   $        22.06
                                                                                         ==============
CLASS II
 Net asset value per share ($250,669,118 / 11,939,047 shares
  outstanding)........................................................                   $        21.00
                                                                                         ==============
 Maximum offering price ($21.00 / 99.00%).............................                   $        21.21
                                                                                         ==============

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment Income:
 (net of $1,328,755 foreign taxes withheld)
 Dividends...........................................................   $ 58,705,788
 Interest............................................................     44,733,310
                                                                        ------------
     Total Income....................................................                      $103,439,098
Expenses:
 Management fees (Note 4)............................................     21,433,711
 Administrative fees (Note 4)........................................      2,777,138
 Distribution fees (Note 4)
       Class I.......................................................        408,644
       Class II......................................................        553,418
 Transfer agent fees (Note 4)........................................      1,512,155
 Custodian fees......................................................        267,568
 Reports to shareholders.............................................        166,035
 Audit fees..........................................................         23,051
 Legal fees..........................................................         72,591
 Registration and filing fees........................................        294,577
 Directors' fees and expenses........................................         38,028
 Other...............................................................         90,348
                                                                        ------------
     Total expenses..................................................     27,637,264
 Less expenses waived (Note 4).......................................     (1,217,941)
                                                                        ============
     Total expenses less fees waived.................................                        26,419,323
                                                                                           ------------
     Net investment income...........................................                        77,019,775
Realized and unrealized gain:
 Net realized gain on:
  Investments........................................................    289,685,773
  Foreign currency transactions......................................     43,844,416
                                                                        ------------
                                                                         333,530,189
                                                                        ------------
 Net unrealized appreciation on:
  Investments........................................................    477,800,209
  Foreign currency translation of other assets and liabilities.......     42,946,466
                                                                        ------------
                                                                         520,746,675
                                                                        ------------
Net realized and unrealized gain.....................................                       854,276,864
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $931,296,639
                                                                                           ============

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                        ENDED
                                                                    JUNE 30, 1997           YEAR ENDED
                                                                     (UNAUDITED)         DECEMBER 31, 1996
                                                                    --------------       -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................   $   77,019,775        $   179,689,254
  Net realized gain on investment and foreign currency
    transactions.................................................      333,530,189            466,793,142
  Net unrealized appreciation....................................      520,746,675            478,415,187
                                                                     -------------         --------------
    Net increase in net assets resulting from operations.........      931,296,639          1,124,897,583
 Distributions to shareholders:
  From net investment income
   Class Z.......................................................               --           (161,313,930)
   Class I.......................................................               --               (548,439)
   Class II......................................................               --               (259,046)
  From net realized gain
   Class Z.......................................................               --           (560,755,894)
   Class I.......................................................               --             (1,352,354)
   Class II......................................................               --               (652,745)
  Capital share transactions (Note 3)
   Class Z.......................................................     (103,499,302)           911,577,294
   Class I.......................................................      412,328,321             35,916,388
   Class II......................................................      219,128,458             17,487,150
                                                                     -------------         --------------
     Net increase in net assets..................................    1,459,254,116          1,364,996,007
Net assets:
 Beginning of period.............................................    6,594,569,924          5,229,573,917
                                                                     -------------         --------------
 End of period...................................................   $8,053,824,040        $ 6,594,569,924
                                                                     =============         ==============

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:
(CONT.)

Common expenses incurred by the Series Fund are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. OPTIONS:

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (FMA), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK

Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. Outstanding shares before that date were designated as Class Z shares. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 5-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At June 30, 1997, there were 1.5 billion Fund shares authorized ($0.001 par value) of which 1 billion, 250 million, 250 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:


                                                                  SIX MONTHS
                                                                     ENDED                          YEAR ENDED
                                                                JUNE 30, 1997                    DECEMBER 31, 1996
                                                         ----------------------------         --------------------------
                                                           SHARES          AMOUNT               SHARES         AMOUNT
                                                         -----------    -------------         ----------    ------------
CLASS Z
Shares sold.............................................  13,121,177    $ 302,109,524          8,816,934    $806,551,841
Shares issued on reinvestment of distributions..........          --               --          7,201,944     662,499,126
Shares issued on 5-for-1 stock split.................... 279,727,890               --                 --              --
Shares redeemed......................................... (16,413,223)    (405,608,826)        (6,037,372)   (557,473,673)
                                                         -----------    -------------          ---------    ------------
Net increase (decrease)................................. 276,435,844    $(103,499,302)         9,981,506    $911,577,294
                                                         ===========    =============          =========    ============

                                                                   SIX MONTHS                        FOR THE PERIOD
                                                                     ENDED                        NOVEMBER 1, 1996 TO
                                                                 JUNE 30, 1997                     DECEMBER 31, 1996
                                                          ----------------------------         --------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          -----------    -------------         ----------    ------------
CLASS I
Shares sold..............................................  20,139,050     $432,940,589            381,958     $36,900,354
Shares issued on reinvestment of distributions...........          --               --             17,819       1,639,210
Shares issued on 5-for-1 stock split.....................   3,159,210               --                 --              --
Shares redeemed..........................................  (1,005,306)     (20,612,268)           (26,599)     (2,623,176)
                                                           ----------     ------------            -------     -----------
Net increase.............................................  22,292,954     $412,328,321            373,178     $35,916,388
                                                           ==========     ============            =======     ===========

                                                                   SIX MONTHS                        FOR THE PERIOD
                                                                     ENDED                        NOVEMBER 1, 1996 TO
                                                                 JUNE 30, 1997                     DECEMBER 31, 1996
                                                          ----------------------------         --------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          -----------    -------------         ----------    ------------
CLASS II
Shares sold..............................................  10,190,266     $221,785,966            174,376     $16,809,900
Shares issued on reinvestment of distributions...........          --               --              8,879         816,609
Shares issued on 5-for-1 stock split.....................   1,696,268               --                 --              --
Shares redeemed..........................................    (129,340)      (2,657,508)            (1,402)       (139,359)
                                                           ----------     ------------            -------     -----------
Net increase.............................................  11,757,194     $219,128,458            181,853     $17,487,150
                                                           ==========     ============            =======     ===========

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of FMA, Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter for Class I and II shares, and transfer agent, respectively.

The Fund pays an investment management fee to FMA of .60% per year of the average daily net assets of the Fund. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FTSI based on the Series Fund's aggregate average daily net assets as follows: .15% per annum of the first $200 million, .135% of the next $500 million, .10% of the next $500 million, and .075% in excess of $1.2 billion.

The Fund reimburses FTD up to .35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. FTD received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $615,274 and $25,144, respectively.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $1,918,796,146 and $1,545,160,889, respectively.

Transactions in options written during the six months ended June 30, 1997 were as follows:

                                                                                         NUMBER OF
                                                                                         CONTRACTS      PREMIUM
                                                                                         ---------     ---------
               Options Outstanding at December 31, 1996................................      425         184,656
               Options written.........................................................    1,725         596,014
               Options expired.........................................................     (100)        (19,699)
               Options terminated in closing transactions..............................     (425)       (184,656)
               Options exercised.......................................................     (940)       (429,823)
                                                                                            ----        --------
               Options outstanding June 30, 1997.......................................      685       $ 146,492
                                                                                            ====        ========

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,037,282,731 was as follows:

               Unrealized appreciation.........................................................   $1,908,331,899
               Unrealized depreciation.........................................................      (65,203,060)
                                                                                                  --------------
               Net unrealized appreciation.....................................................   $1,843,128,839
                                                                                                  ==============

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1997 are as follows:

   NUMBER OF
     SHARES
       OR                                                                                   ACQUISITION
PRINCIPAL AMOUNT                                   ISSUER                                      DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------
    1,311,000       Cityscape Financial Corp.............................................     11/25/96     $ 24,831,159
    3,300,000       Fairchild Semiconductor Corp., 11.74%, 3/14/08.......................      4/02/97        3,300,000
        2,450       Interlake Corp., 9.00%, conv., pfd...................................      6/17/92        2,781,537
          379       Kendall International Inc., Residual Ownership Certificates..........      7/06/92            4,548
            3       Lancer Industries Inc., B............................................      8/11/89           43,591
      174,359       Lancer Industries Inc., pfd., C......................................      8/11/89        2,223,077
   40,500,000       MSCW Investors I, LLC................................................     12/27/95       67,444,920
   11,260,174       Sunbeam Corp.........................................................      2/23/90      382,564,412
                                                                                                           ------------
TOTAL RESTRICTED SECURITIES (COST $123,302,920) (6.00% OF NET ASSETS)................                      $483,193,244
                                                                                                           ============

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1997, were $836,326,544. For the period ended 6/30/97, dividend income from "affiliated companies" was $1,797,345 and net realized gains (losses) from disposition of "affiliated companies" were $36,890,505.

                          NUMBER OF                                NUMBER OF                                          REALIZED
                         SHARES HELD      GROSS       GROSS       SHARES HELD     VALUE JUNE     DIVIDEND INCOME   CAPITAL GAINS
    NAME OF ISSUER      DEC. 31, 1996   ADDITIONS   REDUCTIONS   JUNE 30, 1997     30, 1997      1/1/97-6/30/97       (LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MSCW Investors I,
  LLC.................    40,500,000                               40,500,000    $  67,444,920              --                --
                                                                                  ------------      ----------       -----------
        TOTAL CONTROLLED AFFILIATES...........................................   $  67,444,920              --                --
                                                                                  ============      ==========       ===========
NON CONTROLLED
  AFFILIATES
Aerospace Creditors
  Liquidating Trust,
    CBI...............       279,703                                  279,703    $     349,629              --      $    950,990
Alexander's Inc.......       386,000                                  386,000       27,164,750              --                --
City Investing Co.
  Liquidating Trust...     4,314,037                                4,314,037        4,044,418              --                --
FHP International
  Corp................     2,143,300                2,143,300              **               **              --      $ 31,863,870
Fab Industries Inc....       331,100                                  331,100       10,346,875     $   115,885                --
Florida East Coast
  Industries, Inc.....       442,500       55,700                     498,200       55,300,200          93,620                --
Fund American
  Enterprises
  Holdings, Inc.......       657,782       16,302                     674,084       70,778,823         266,373                --
Genessee Corp., A.....        15,911                                   15,911          632,462           7,700                --
Genessee Corp., B.....       103,550                                  103,550        4,116,113         113,905                --
Health Systems
  International Inc...     1,526,400                1,526,400              **               **              --                --
Houghton Mifflin
  Co..................       375,100      375,900                     751,000       50,129,250         270,264                --
Kreisler Manufacturing
  Corp................        54,470                                   54,470          320,011              --                --
Lancer Industries,
  Inc., B.............             3                                        3           43,591              --                --
Lancer Industries,
  Inc., pfd., C.......       174,359                                  174,359        2,223,077         261,539         4,075,645
MBO Properties, Inc...       167,437      407,275                     574,712        2,586,204              --                --
Seaboard Corp.........        76,450                                   76,450       20,182,800          38,225                --
Southam Inc...........            --    3,834,000                   3,834,000       65,521,851         121,206                --
Sunbeam Corp..........    11,260,174                               11,260,174      382,564,412         225,203                --
Van Melle NV..........       916,266        8,810                     925,076       72,577,158         283,425                --
                                                                                  ------------      ----------       -----------
        TOTAL NON CONTROLLED AFFILIATES.......................................   $ 768,881,624     $ 1,797,345      $ 36,890,505
                                                                                  ============      ==========       ===========

 *Issuer in which the Fund owns 25% or more of the outstanding voting securities.
**As of June 30, 1997, no longer an affiliate.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

As of June 30, 1997, the Fund had the following forward foreign exchange contracts outstanding:

CONTRACTS TO                                                                         IN        SETTLEMENT         UNREALIZED
BUY:                                                                            EXCHANGE FOR      DATE            GAIN/(LOSS)
---------------                                                                 ------------   ----------         -----------
     21,222,580    Great British pound..................................   U.S. $ 34,364,440     9/18/97     U.S. $   891,358
      2,539,032    Great British pound..................................           4,107,288    10/20/97              106,535
      3,232,535    Swiss franc..........................................           2,223,507     9/10/97                9,172
                                                                                     -------
                                                                           U.S. $ 40,695,235                        1,007,065
                                                                                     =======
CONTRACTS TO SELL:
    263,570,000    Belgium franc........................................   U.S. $  7,470,153    11/07/97              140,081
    108,000,000    Canadian dollar......................................          78,786,009     8/29/97              282,233
    108,809,789    Canadian dollar......................................          79,771,342    11/28/97              280,058
     18,584,349    Deutschemark.........................................          11,039,688     9/18/97              319,701
    136,292,377    Dutch guilder........................................          71,693,283     9/08/97            1,910,692
    125,487,433    Dutch guilder........................................          66,845,574     9/17/97            2,553,710
     11,625,660    Dutch guilder........................................           6,044,445    12/10/97               51,332
    587,624,937    French franc.........................................         106,091,226     7/17/97            5,977,742
     95,991,241    French franc.........................................          17,059,677     8/29/97              659,328
     19,255,390    French franc.........................................           3,400,000    11/14/97               92,844
    114,953,150    French franc.........................................          20,142,932    11/28/97              380,255
 12,652,322,917    Italian lira.........................................           7,420,630     1/02/98                6,001
     81,711,284    Norwegian krone......................................          11,867,803     9/10/97              669,183
    117,435,522    Norwegian krone......................................          16,563,543    12/09/97              386,827
    542,166,407    Swedish krona........................................          82,140,203     7/21/97           11,991,492
    594,640,526    Swedish krona........................................          86,723,964     8/15/97            9,708,663
    515,406,506    Swedish krona........................................          74,441,982    10/21/97            7,504,763
    509,335,543    Swedish krona........................................          69,018,916    11/18/97            2,791,612
    479,708,647    Swedish krona........................................          63,305,310     2/17/98              706,856
                                                                                ------------                     ------------
                                                                           U.S. $879,826,679                       46,413,373
                                                                                ============                      -----------
      Net unrealized gain on offsetting forward exchange contracts......                                              733,665
                                                                                                                  -----------
        Unrealized gain on forward exchange contracts...................                                     U.S. $48,154,103

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (CONT.)

                                                                                     IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                               EXCHANGE FOR      DATE            GAIN/(LOSS)
-----------------                                                                                ------------   ----------
      6,000,000    Canadian dollar......................................   U.S. $  4,389,334     08/29/97    U.S. $   (28,013)
      2,000,000    Deutschemark.........................................           1,186,573     09/18/97             (32,915)
     17,819,028    Dutch guilder........................................           9,255,849     09/08/97            (132,390)
      7,102,994    Dutch guilder........................................           3,699,476     09/17/97             (60,349)
     48,940,250    French franc.........................................           8,464,347     07/17/97            (126,412)
     20,761,959    Swiss franc..........................................          14,444,326     09/10/97            (104,253)
                                                                                ------------
                                                                           U.S. $ 41,439,905                         (484,332)
                                                                                ============
CONTRACTS TO SELL:
------------------
     24,000,000    Great British pound..................................   U.S. $ 38,878,140    07/18/97           (1,067,268)
     35,387,367    Great British pound..................................          58,382,079    08/18/97             (460,092)
     54,369,602    Great British pound..................................          86,523,785    09/18/97           (3,797,170)
     21,686,119    Great British pound..................................          35,077,298    10/20/97             (913,380)
     47,664,099    Great British pound..................................          77,935,568    11/17/97           (1,100,488)
     54,834,651    Great British pound..................................          89,380,481    12/15/97           (1,467,434)
      2,296,800    Canadian dollar......................................           1,664,348    08/29/97               (5,166)
     19,552,692    Canadian dollar......................................          14,207,246    11/28/97              (77,026)
    534,000,000    Japanese yen.........................................           4,435,216    09/19/97             (279,841)
     30,746,800    Swedish krona........................................           4,000,000    02/17/98              (12,232)
     23,994,494    Swiss franc..........................................          16,412,103    09/10/97             (160,649)
                                                                                ------------                     ------------
                                                                           U.S. $426,896,263                       (9,340,746)
                                                                                ============                      -----------
      Unrealized loss on forward exchange contracts.....................                                           (9,825,078)
                                                                                                                  -----------
        Net unrealized gain on forward exchange contracts...............                                     U.S. $38,329,025
                                                                                                                  ===========

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

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

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
LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.
Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund
For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


02/97.1

BOARD OF DIRECTORS
Michael F. Price (Chairman)
Edward I. Altman, Ph.D.
Ann Torre Grant
Andrew H. Hines, Jr.
Peter A. Langerman
William Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Barry F. Schwartz
Vaugn R. Sturtevant, M.D.
Robert E. Wade

OFFICERS
Michael F. Price, President
Peter A. Langerman, Exec. Vice President
Jeffrey A. Altman, Senior Vice President
Robert L. Friedman, Senior Vice President
Raymond Garea, Senior Vice President
Lawrence N. Sondike, Senior Vice President
Greg Gigliotti, Vice President
Susan Potto, Vice President
Tom Price, Vice President
Leigh Walzer, Vice President
David Winters, Vice President
James Baio, Treasurer
Stuart C. Pistol, Assistant Treasurer
Liz Cohernour, Gen. Counsel & Secretary
Lily Simo, Assistant Secretary

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301-(Class I & II)
1-800-448-FUND-(Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Shares Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

474 S97 06/97

[LOGO] Printed on recycled paper